SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 27,095,197	$ 24,320,121	$ 19,171,358
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	14,542,323	10,627,253	9,399,228
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 12,552,874	$ 13,692,868	$ 9,772,130